VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment [Table Text Block]	13. VESSELS AND EQUIPMENT, NET

(in thousands of $)	2013	2012
Cost	1,665,039	954,992
Accumulated depreciation	(383,448)	(247,845)
Net book value	1,281,591	707,147